UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

ETFs

Semi-Annual Report

April 30, 2019

Gadsden Dynamic Growth ETF
Ticker: GDG

Gadsden Dynamic Multi-Asset ETF
Ticker: GDMA

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Gadsden ETFs

Gadsden Dynamic Growth ETF

Shareholder Letter
(Unaudited)

Dear Shareholder,

The Gadsden team is pleased to provide you with the Gadsden Dynamic Growth ETF (symbol: GDG) (“GDG” or the “Fund”) semi-annual report, dated April 30, 2019. GDG launched on November 14, 2018. This report refers to GDG’s performance for the period since inception through April 30, 2019 (the “Current Fiscal Period”).

GDG is designed as a growth and protection strategy whose rotating allocation is managed to strategically benefit from the changing seasons of the business cycle and whose tactical positions take advantage of unique and temporal opportunities. In many ways, the performance in the Current Fiscal Period was a tale of two environments. During the beginning of the Current Fiscal Period, the environment was characterized by falling asset prices where weakening economic growth, trade tensions, and monetary tightening were major factors. The remainder of the Current Fiscal Period was characterized by the reflation of risk assets, triggered by a dovish pivot by the Federal Reserve and an improvement in earnings growth forecasts for the year. Consequently, this helped fuel a rally in most asset classes as the Fed effectively reversed its restrictive monetary stance outlined just one month earlier.

At the beginning of the Current Fiscal Period, as part of the strategy’s risk management process, we proactively lowered overall Fund risk, as well as made tactical exposure adjustments to be overweight government bonds and defensive sectors and used inverse equity and credit exposure which benefited when prices fell in those asset classes. During the period of asset reflation which began the year, we remained in a defensive to market neutral stance within the portfolio with the belief that stock market remains in the late cycle phase where both asset volatility and downside risk remains heightened. This explains some of the underperformance of the strategy relative to the Fund’s longer-term risk asset benchmark during this short measurement period.

Positive attribution during the Current Fiscal Period was primarily derived from U.S. equity sector selection, namely technology positions, U.S. government bond exposure, and emerging market equities. Negative attribution was predominantly driven by intermittent inverse U.S. equity exposure (e.g. financials, S&P 500®, and Nasdaq). While this proactive use of inverse ETF exposure during December of 2018 generated meaningfully positive results, these exposures detracted during the reflation of 2019.

GDG’s performance for the Current Fiscal Period was -0.33% measured in the market price of GDG and -0.26% measured in net asset value (“NAV”). By comparison, GDG’s benchmark, the 60%/40% blend of the Dow Jones Global Index and BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (“Blended Benchmark”), returned 6.18% during the Current Fiscal Period.

Gadsden Dynamic Growth ETF

Shareholder Letter
(Unaudited)(Continued)

The roughly five-month period that just ended offers little in terms of sample-size and Gadsden remains confident in the ability of the fund to provide meaningful upside participation and protection on the downside. After considerable gains in 2018, GDG has produced modest losses for the year while running at a reduced risk level. Gadsden remains committed to the view that tactical exposure will demonstrate both its defensive benefits, and its participation-benefits over a longer and more statistically predictable period.

The Gadsden team is honored to continue serving your investment objectives and thanks you for your continued trust in GDG.

Kevin Harper,
Chief Investment Officer
Gadsden, LLC, Adviser to the Fund

Must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results.

An investment in the Fund is subject to numerous risks, including possible loss of principal. The Fund is actively managed and does not seek to replicate a specified index. The Fund is subject to the following principal risks: cash and cash equivalents risk, commodities risk, currency risk, derivatives risk, emerging markets risk, foreign securities risk, and fixed income security risks. Refer to the prospectus for additional risk information.

The Dow Jones Global Index measures the performance of stocks that trade globally, targeting 95% coverage of markets open to foreign investment. It is float market cap weighted. It is quoted and calculated in U.S. Dollars. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. It is not possible to invest directly in an index.

Current and future portfolio holdings are subject to change and risk.

The Fund is distributed by Compass Distributors, LLC.

Gadsden Dynamic Multi-Asset ETF

Shareholder Letter
(Unaudited)

Dear Shareholder,

The Gadsden team is pleased to provide you with the Gadsden Dynamic Multi-Asset ETF (symbol: GDMA) (“GDMA” or the “Fund”) semi-annual report, dated April 30, 2019. GDMA launched on November 14, 2018. This report refers to GDMA’s performance for the period since inception through April 30, 2019 (the “Current Fiscal Period”).

The strategy of GDMA is designed to use broad and proactive risk diversification to growth without being overly susceptible or bias to any particular economic environment. In many ways, the Current Fiscal Period was a tale of two environments. During the beginning of the Current Fiscal Period, the environment was characterized by falling asset prices where weakening economic growth, trade tensions, and monetary tightening were major factors. The remainder of the Current Fiscal Period was characterized by the reflation of risk assets, triggered by a dovish pivot by the Federal Reserve and an improvement in earnings growth forecasts for the year. Consequently, this helped fuel a rally in most asset classes as the Fed effectively reversed its restrictive monetary stance outlined just one month earlier.

To begin the Current Fiscal Period, as part of the strategy’s risk management process, we proactively lowered overall Fund risk, as well as made tactical exposure adjustments to be overweight government bonds and defensive sectors, and underweight stocks and credit. During this period of asset reflation to begin the year, we modestly increased risk but remained cautious given the belief that markets remained in the late market cycle phase where asset volatility often remains heightened. This explains some of the underperformance of the strategy relative to the Fund’s longer-term risk asset benchmark during this short measurement period.

Positive attribution during the Current Fiscal Period was primarily derived from emerging market equity exposure, U.S. government bond exposure, and emerging market equities, and U.S. equity sector selection. Negative attribution was namely driven by intermittent U.S. broad equity exposure, Japanese equity exposure, and inverse high yield exposure. Proactive de-risking during 2018 generated meaningful positive results, while that same de-risking detracted during the first three months of 2019.

GDMA’s performance for the Current Fiscal Period was 0.92% measured in the market price of GDMA and 0.78% measured in net asset value (“NAV”). By comparison, GDMA’s benchmark, the 60%/40% blend of Dow Jones Global Index and BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (“Blended Benchmark”), returned 6.18% during the Current Fiscal Period.

The roughly five-month period that just ended offers little in terms of sample-size and Gadsden remains confident in the ability of the Fund to provide meaningful upside participation and protection on the downside. GDMA has produced modest gains

Gadsden Dynamic Multi-Asset ETF

Shareholder Letter
(Unaudited)(Continued)

for the year while running at a reduced risk level. Gadsden remains committed to the view that tactical exposure will demonstrate both its defensive benefits, and its participation-benefits over a longer and more statistically predictable period.

The Gadsden team is honored to continue serving your investment objectives and thanks you for your continued trust in GDMA.

Kevin Harper,
Chief Investment Officer
Gadsden, LLC, Adviser to the Fund

Must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results.

An investment in the Fund is subject to numerous risks, including possible loss of principal. The Fund is actively managed and does not seek to replicate a specified index. The Fund is subject to the following principal risks: cash and cash equivalents risk, commodities risk, currency risk, derivatives risk, emerging markets risk, foreign securities risk, and fixed income security risks. Refer to the prospectus for additional risk information.

The Dow Jones Global Index measures the performance of stocks that trade globally, targeting 95% coverage of markets open to foreign investment. It is float market cap weighted. It is quoted and calculated in U.S. Dollars. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. It is not possible to invest directly in an index.

Current and future portfolio holdings are subject to change and risk.

The Fund is distributed by Compass Distributors, LLC.

Gadsden ETFs

Portfolio Allocations

As of April 30, 2019 (Unaudited)

Gadsden Dynamic Growth ETF

Sector	Percentage of Net Assets
Finance and Insurance♦	99.1%
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(2.3)
Total	100.0%

Gadsden Dynamic Multi-Asset ETF

Sector	Percentage of Net Assets
Finance and Insurance♦	98.1%
Short-Term Investments	5.0
Liabilities in Excess of Other Assets	(3.1)
Total	100.0%

♦

To the extent that the Fund invests more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies. See Note 7 in Notes to Financial Statements.

Gadsden Dynamic Growth ETF Schedule of Investments April 30, 2019 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS — 99.1%
	Finance and Insurance — 99.1% ♦
86,132	Direxion Daily Financial Bear 3X Shares	$676,136
310,982	Direxion Daily Small Cap Bear 3X Shares	2,767,740
86,793	Global X Cloud Computing ETF (a)	1,353,971
155,789	iShares Currency Hedged MSCI Emerging Markets ETF	4,066,093
33,386	iShares Emerging Markets Dividend ETF	1,360,146
47,330	iShares MSCI Germany ETF	1,363,104
50,975	iShares MSCI Hong Kong ETF	1,349,818
29,459	iShares MSCI Mexico ETF	1,359,533
26,891	iShares MSCI Singapore ETF	676,040
37,886	iShares MSCI Taiwan ETF	1,357,834
7,590	iShares MSCI Thailand ETF	687,578
25,184	ProShares UltraShort Basic Materials	678,641
52,076	ProShares UltraShort Industrials	676,306
19,609	ProShares VIX Short-Term Futures ETF (a)	414,142
30,788	Schwab U.S. REIT ETF	1,365,140
61,646	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,041,715
15,147	Vanguard Energy ETF	1,351,264
55,575	Vanguard Short-Term Inflation-Protected Securities ETF	2,718,173
23,534	Xtrackers Harvest CSI 300 China A-Shares ETF	682,486
	TOTAL EXCHANGE TRADED FUNDS (Cost $27,238,199)	26,945,860

	SHORT-TERM INVESTMENTS — 3.2%
885,924	First American Treasury Obligations Fund, Class X, 2.36% (b)	885,924
	TOTAL SHORT-TERM INVESTMENTS (Cost $885,924)	885,924
	TOTAL INVESTMENTS — 102.3% (Cost $28,124,123)	27,831,784
	Liabilities in Excess of Other Assets — (2.3)%	(634,866)
	NET ASSETS — 100.0%	$27,196,918

Percentages are stated as a percent of net assets.

♦

To the extent that the Fund invests more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies. See Note 7 in Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF SCHEDULE OF INVESTMENTS April 30, 2019 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS — 98.1%
	Finance and Insurance — 98.1% ♦
11,550	Global X Cloud Computing ETF (a)	$180,180
2,362	Invesco QQQ Trust Series 1	447,693
34,580	iShares Currency Hedged MSCI Emerging Markets ETF	902,538
15,156	iShares Edge MSCI Min Vol USA ETF	910,572
22,246	iShares Emerging Markets Dividend ETF	906,302
23,599	iShares MSCI Brazil Small-Cap ETF	364,605
15,741	iShares MSCI Germany ETF	453,341
13,567	iShares MSCI Hong Kong ETF	359,254
7,833	iShares MSCI Mexico ETF	361,493
7,154	iShares MSCI Singapore ETF	179,852
15,125	iShares MSCI Taiwan ETF	542,080
2,010	iShares MSCI Thailand ETF	182,086
3,993	iShares TIPS Bond ETF	452,487
27,370	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	1,815,592
28,712	Schwab Intermediate-Term U.S. Treasury ETF	1,538,389
20,477	Schwab U.S. REIT ETF	907,950
7,789	SPDR S&P Global Natural Resources ETF	361,799
27,354	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	905,964
15,435	VanEck Vectors Junior Gold Miners ETF	452,709
2,019	Vanguard Energy ETF	180,115
3,942	Vanguard Extended Duration Treasury ETF	455,695
35,828	Vanguard Long-Term Treasury ETF	2,726,152
36,980	Vanguard Short-Term Inflation-Protected Securities ETF	1,808,692
4,469	WisdomTree Japan Hedged SmallCap Equity Fund	179,743
6,246	Xtrackers Harvest CSI 300 China A-Shares ETF	181,134
	TOTAL EXCHANGE TRADED FUNDS (Cost $17,568,401)	17,756,417

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF SCHEDULE OF INVESTMENTS April 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 5.0%
902,389	First American Treasury Obligations Fund, Class X, 2.36% (b)	$902,389
	TOTAL SHORT-TERM INVESTMENTS (Cost $902,389)	902,389
	TOTAL INVESTMENTS — 103.1% (Cost $18,470,790)	18,658,806
	Liabilities in Excess of Other Assets — (3.1)%	(559,028)
	NET ASSETS — 100.0%	$18,099,778

Percentages are stated as a percent of net assets.

♦

To the extent that the Fund invests more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies. See Note 7 in Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Gadsden ETFs Statements of Assets and Liabilities April 30, 2019 (Unaudited)

	Gadsden Dynamic Growth ETF	Gadsden Dynamic Multi-Asset ETF
ASSETS
Investments in securities, at value *	$27,831,784	$18,658,806
Receivable for securities sold	3,495,042	5,989,104
Dividends and interest receivable	1,096	1,743
Total assets	31,327,922	24,649,653

LIABILITIES
Payable for securities purchased	4,117,688	6,541,315
Management fees payable	13,316	8,560
Total liabilities	4,131,004	6,549,875

NET ASSETS	$27,196,918	$18,099,778

Net Assets Consist of:
Paid-in capital	$27,653,469	$17,875,042
Total distributable earnings (accumulated deficit)	$(456,551)	$224,736
Net assets	$27,196,918	$18,099,778

Net Asset Value:
Net assets	$27,196,918	$18,099,778
Shares outstanding ^	1,100,000	725,000
Net asset value, offering and redemption price per share	$24.72	$24.97

* Identified cost:
Investments in securities	$28,124,123	$18,470,790

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Gadsden ETFs Statements of Operations For the Period Ended April 30, 2019 (Unaudited)

	Gadsden Dynamic Growth ETF (1)	Gadsden Dynamic Multi-Asset ETF (1)
INCOME
Dividends	$192,408	$119,747
Interest	57,553	58,644
Total investment income	249,961	178,391

EXPENSES
Management fees	53,649	35,357
Total expenses	53,649	35,357
Net investment income (loss)	196,312	143,034

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(214,008)	(5,095)
Net change in unrealized appreciation (depreciation) on investments	(292,339)	188,016
Net realized and unrealized gain (loss) on investments	(506,347)	182,921
Net increase (decrease) in net assets resulting from operations	$(310,035)	$325,955

(1)	The Fund commenced operations on November 14, 2018. The information presented is for the period from November 14, 2018 to April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Growth ETF Statement of Changes in Net Assets

Period Ended April 30, 2019* (Unaudited)
OPERATIONS
Net investment income (loss)	$196,312
Net realized gain (loss) on investments	(214,008)
Change in unrealized appreciation (depreciation) on investments	(292,339)
Net increase (decrease) in net assets resulting from operations	(310,035)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(146,516)
Total distributions to shareholders	(146,516)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	30,784,390
Payments for shares redeemed	(3,132,700)
Transaction fees (See Note 6)	1,779
Net increase (decrease) in net assets derived from capital share transactions (a)	27,653,469
Net increase (decrease) in net assets	$27,196,918

NET ASSETS
Beginning of period	$—
End of period	$27,196,918

(a)	A summary of capital share transactions is as follows:

Period Ended April 30, 2019* (Unaudited)
Shares
Subscriptions	1,225,000
Redemptions	(125,000)
Net increase (decrease)	1,100,000

*	The Fund commenced operations on November 14, 2018. The information presented is for the period from November 14, 2018 to April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2019* (Unaudited)
OPERATIONS
Net investment income (loss)	$143,034
Net realized gain (loss) on investments	(5,095)
Change in unrealized appreciation (depreciation) on investments	188,016
Net increase (decrease) in net assets resulting from operations	325,955

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(101,219)
Total distributions to shareholders	(101,219)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	20,960,330
Payments for shares redeemed	(3,086,637)
Transaction fees (See Note 6)	1,349
Net increase (decrease) in net assets derived from capital share transactions (a)	17,875,042
Net increase (decrease) in net assets	$18,099,778

NET ASSETS
Beginning of period	$—
End of period	$18,099,778

(a)	A summary of capital share transactions is as follows:

Period Ended April 30, 2019* (Unaudited)
Shares
Subscriptions	850,000
Redemptions	(125,000)
Net increase (decrease)	725,000

*	The Fund commenced operations on November 14, 2018. The information presented is for the period from November 14, 2018 to April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Growth ETF Financial Highlights For a capital share outstanding throughout the period

	Period Ended April 30, 2019 (1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.25
Net realized and unrealized gain (loss) on investments	(0.32)
Total from investment operations	(0.07)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.21)
Total distributions	(0.21)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	0.00	(3)

Net asset value, end of period	$24.72

Total return	-0.26	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$27,197

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.59	%(5)(6)
Net investment income (loss) to average net assets	2.16	%(6)(7)
Portfolio turnover rate (8)	515	%(4)

(1)	Commencement of operations on November 14, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Annualized.
(7)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended April 30, 2019 (1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.27
Net realized and unrealized gain (loss) on investments	(0.08	)(3)
Total from investment operations	0.19

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.22)
Total distributions	(0.22)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	0.00	(4)

Net asset value, end of period	$24.97

Total return	0.78	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$18,100

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.59	%(6)(7)
Net investment income (loss) to average net assets	2.39	%(7)(8)
Portfolio turnover rate (9)	323	%(5)

(1)	Commencement of operations on November 14, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the statements of operations due to share transactions for the period.

(4)	Represents less than $0.005.
(5)	Not annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.
(7)	Annualized.
(8)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(9)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Gadsden ETFs

Notes to Financial Statements

April 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Gadsden Dynamic Growth ETF and Gadsden Dynamic Multi-Asset ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of each Fund is to seek total return. The Funds commenced operations on November 14, 2018.

The end of the reporting period for the Funds is April 30, 2019, and the period covered by these Notes to Financial Statements is the period from November 14, 2018 through April 30, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Gadsden Dynamic Growth ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,945,860	$—	$—	$26,945,860
Short-Term Investments	885,924	—	—	885,924
Total Investments in Securities	$27,831,784	$—	$—	$27,831,784

Gadsden Dynamic Multi-Asset ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,756,417	$—	$—	$17,756,417
Short-Term Investments	902,389	—	—	902,389
Total Investments in Securities	$18,658,806	$—	$—	$18,658,806

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited) (Continued)

taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited) (Continued)

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

I.

New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Gadsden, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited) (Continued)

other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays the Adviser 0.59% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Gadsden Dynamic Growth ETF	$116,487,213	$106,754,953
Gadsden Dynamic Multi-Asset ETF	51,368,395	44,085,305

During the current fiscal period, purchases or sales of U.S. Government securities by the Funds were as follows:

	Purchases	Sales
Gadsden Dynamic Growth ETF	$24,797,858	$25,187,969
Gadsden Dynamic Multi-Asset ETF	14,513,929	15,303,019

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited) (Continued)

	In-kind Purchases	In-kind Sales
Gadsden Dynamic Growth ETF	$20,771,566	$3,052,676
Gadsden Dynamic Multi-Asset ETF	13,290,994	3,008,462

NOTE 5 – INCOME TAX INFORMATION

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Funds did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedules of Investments.

The tax character of distributions paid by the Funds during the current fiscal period is estimated to be:

Ordinary Income
Gadsden Dynamic Growth ETF	$146,516
Gadsden Dynamic Multi-Asset ETF	101,219

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to

Gadsden ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited) (Continued)

purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent the Funds invest more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies.

Gadsden ETFs

Expense Examples

For the Period Ended April 30, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 14, 2018 - April 30, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Gadsden ETFs

EXPENSE EXAMPLES

For the Period Ended April 30, 2019 (Unaudited) (Continued)

Gadsden Dynamic Growth ETF

	Beginning Account Value November 14, 2018(1)	Ending Account Value April 30, 2019	Expenses Paid During the Period
Actual	$1,000.00	$ 997.40	$2.70(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.87	$2.96(3)

(1)	Fund commencement.
(2)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.59%, multiplied by the average account value during the period, multiplied by 167/365 to reflect the period.

(3)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.59%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Gadsden Dynamic Multi-Asset ETF

	Beginning Account Value November 14, 2018(4)	Ending Account Value April 30, 2019	Expenses Paid During the Period
Actual	$1,000.00	$1,007.80	$2.71(5)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.87	$2.96(6)

(4)	Fund commencement.
(5)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.59%, multiplied by the average account value during the period, multiplied by 167/365 to reflect the period.

(6)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.59%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Gadsden ETFs

Approval of Advisory Agreements and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 4, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

●

the Investment Advisory Agreement (the “Advisory Agreement”) between Gadsden, LLC (the “Adviser”) and the Trust, on behalf of the Gadsden Dynamic Growth ETF (“GDG”) and the Gadsden Dynamic Multi-Asset ETF (“GDMA”) (together, the “Funds”, and each, a “Fund”), and

●	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Funds, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services provided and the profits expected to be realized by the Adviser, the Sub-Adviser, and their affiliates from services rendered to the Funds; (iii) comparative fee and expense data for the Funds and other investment companies with similar investment objectives; (iv) the extent to which economies of scale have been or are expected to be realized as the Funds grow and whether the advisory fee for each Fund reflects these economies of scale for the benefit of such Fund; and (v) any other financial benefits to the Adviser, the Sub-Adviser, and their affiliates resulting from services rendered to the Funds.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Additionally, a representative from the Adviser provided an oral overview of each Fund’s strategy, the services to be provided to the Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s personnel and other clients. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Funds. In considering the nature,

Gadsden ETFs

APPROVAL OF ADVISORY AGREEMENTs AND BOARD CONSIDERATIONs

(Unaudited)(Continued)

extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board considered it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel and marketing plans. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel and the ownership structure of the firm.

The Board also considered other services to be provided to the Funds, such as monitoring adherence to the Funds’ investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its respective investment objective as an actively-managed fund.

Historical Performance. The Board noted that the Funds had not yet commenced operations and concluded that the performance of the Funds, thus, was not a relevant factor in their deliberations.

Cost of Services Provided and Economies of Scale. The Board reviewed the proposed expense ratio for each Fund and compared them to the universe of World Allocation ETFs as reported by Morningstar. The Board noted the expense ratio for each Fund was slightly below the median of the World Allocation ETFs. The Board further considered that each Fund’s acquired fund fees and expenses (“AFFE”) would effectively increase each Fund’s expense ratio and considered the AFFE charged by funds in the peer groups. The Board considered that, based on their experience and judgment, each Fund’s expense ratio was reasonable given the unique nature of each Fund’s actively-managed strategy relative to traditional equity allocation funds.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning a Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund, taking into account an analysis of the Adviser’s profitability with respect to each Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined that such analyses were not a significant factor given that the Funds had not yet commenced operations and consequently, the future

Gadsden ETFs

APPROVAL OF ADVISORY AGREEMENTs AND BOARD CONSIDERATIONs

(Unaudited)(Continued)

size of each Fund was generally unpredictable. The Board noted that it intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement for an additional year was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services to be provided to the Funds under the Sub-Advisory Agreement, noting that VIA would provide investment management services to the Funds, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities VIA would have as the Funds’ investment sub-adviser, including: responsibility for the implementation of investment decisions made by Gadsden; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of GDG and GDMA shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

In considering the nature, extent, and quality of the services to be provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and its experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds. The Board also considered VIA’s resources and capacity with respect to portfolio management, compliance, and operations given the number of new funds for which it would be sub-advising.

Historical Performance. The Board noted that the Funds had not yet commenced operations. Consequently, the Board determined performance was not a relevant consideration with respect to the Funds. The Board also considered that, because

Gadsden ETFs

APPROVAL OF ADVISORY AGREEMENTs AND BOARD CONSIDERATIONs

(Unaudited)(Continued)

VIA would primarily be responsible for executing the investment decisions made by Gadsden, the Board in the future would focus on the results of the Sub-Adviser’s services to the Funds, including seeking to obtain best execution of the Funds’ trades.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by Gadsden to VIA for its services to the Funds. The Board considered the fees to be paid to VIA would be paid by Gadsden from the fee it received from each Fund and noted each fee reflected an arm’s-length negotiation between Gadsden and VIA based on the nature and expected size of each Fund. The Board further determined that each fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by VIA in connection with other similar series of the Trust and other funds managed by VIA. The Board also evaluated the compensation and benefits expected to be received by VIA from its relationship with each Fund, taking into account an analysis of VIA’s profitability with respect to each Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Gadsden ETFs

Information About Portfolio Holdings

(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.gadsdenfunds.com daily.

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.gadsdenfunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees

(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.gadsdenfunds.com.

Adviser

Gadsden, LLC

656 East Swedesford Road, Suite 301

Wayne, Pennsylvania 19087

Sub-Adviser

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Distributor

Compass Distributors, LLC

Three Canal Plaza

Portland, Maine 04101

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Gadsden Dynamic Growth ETF

Symbol – GDG

CUSIP – 26922A362

Gadsden Dynamic Multi-Asset ETF

Symbol – GDMA

CUSIP – 26922A354

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/08/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	07/08/2019

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	07/08/2019

*	Print the name and title of each signing officer under his or her signature.